Loans and Borrowings (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014
Loan amount repaid	$ 35,000	$ (50,000)	$ (9,000)
Coresco
Loan amount repaid	$ 35,000		$ 9,000